NeoForce Group, Inc. Acquisition - Fair Values of Assets Acquired (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2015
Business Acquisition [Line Items]
Other intangible assets, net	$ 817,465	$ 916,807
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Net tangible assets acquired			$ 39,377
Other intangible assets, net			718,003
Net Assets Acquired			1,153,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Net intangible assets acquired			259,730
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member] | Patents [Member]
Business Acquisition [Line Items]
Net intangible assets acquired			$ 135,890